Putnam Intermediate-Term Municipal Income Fund
The fund's portfolio
8/31/22 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FRB — Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN — Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.50% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (91.2%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (0.6%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/23), Ser. A, 4.00%, 12/1/48	A2	$100,000	$101,024
Jefferson, Cnty. Rev. Bonds, (Warrents), 5.00%, 9/15/29	AA	100,000	109,900

			210,924
Alaska (0.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 5.00%, 10/1/30	A+/F	100,000	109,551

			109,551
California (26.1%)
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 1.26%, 4/1/53	VMIG 1	500,000	500,000
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds (8/1/28), (Green Bonds), Ser. A-1, 4.00%, 5/1/53	A1	325,000	330,791
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West), Ser. A, 4.00%, 3/1/33	A	105,000	105,059
CA State Hlth. Fac. Fin. Auth. Rev. Bonds, (Sutter Hlth.), Ser. A, 5.00%, 11/15/32	A1	250,000	271,621
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds, (Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/27	A	545,000	605,413
CA State Muni. Fin. Auth. Rev. Bonds
(Orange Cnty. Civic Ctr.), 5.00%, 6/1/42	AA	160,000	171,401
(Davis II, LLC Orchard Park), BAM, 5.00%, 5/15/31	AA	400,000	443,958
(HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/35	A-/F	175,000	174,657
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Mgt., Inc.), Ser. C, 3.25%, 12/1/27	A-	150,000	150,325
CA State Tobacco Securitization Agcy. Rev. Bonds
(Gold Country Settlement Funding Corp.), Ser. A, 5.00%, 6/1/28	A	645,000	702,154
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/27	A	280,000	302,576
CA State U. Rev. Bonds, Ser. B, 3.422%, 11/1/25	Aa2	100,000	98,494
CA State, Pub. Wks. Board Rev. Bonds, (Various Capital), Ser. B, 4.00%, 3/1/36	Aa3	200,000	205,358
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Adventist Hlth. Syst.), 5.00%, 3/1/35	A	225,000	234,830
Long Beach, Arpt. Syst. Rev. Bonds
Ser. A, AGM, 5.00%, 6/1/40	AA	200,000	220,916
Ser. B, AGM, 5.00%, 6/1/33	AA	225,000	259,619
Los Angeles Cnty., Regl. Fin. Auth. Rev. Bonds, (Vermont Manchester Social), 5.00%, 12/1/34	AA+	200,000	229,501
Los Angeles, Dept. of Arpt. Rev. Bonds, Ser. C, 5.00%, 5/15/27	Aa3	285,000	308,087
Mount San Jacinto Cmnty. College Dist. G.O. Bonds, (Election of 2014), Ser. C, 3.00%, 8/1/35	Aa1	105,000	98,374
Sacramento, City Unified School Dist. G.O. Bonds, Ser. G, AGM, 4.00%, 8/1/31	AA	200,000	210,956
San Bernardino Cnty., FRB, Ser. C, 2.603%, 8/1/23	AA+	75,000	74,663
San Bernardino, City Unified School Dist. G.O. Bonds, (Election 2012), Ser. D, AGM, 3.00%, 8/1/35	AA	350,000	321,770
San Francisco, City & Cnty. COP, Ser. A, 5.00%, 4/1/30	Aa1	260,000	297,373
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 5/1/34	A1	200,000	216,539
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 1.20%, 5/1/58	VMIG 1	1,500,000	1,500,000
San Francisco, Pub. Fac. Fin. Auth. Rev. Bonds
5.00%, 6/1/31	AA+	170,000	197,085
5.00%, 6/1/30	AA+	195,000	227,332
San Jose Arpt. Rev. Bonds, (Norman Y Mineta San Jose Intl. Arpt.), Ser. A, 5.00%, 3/1/33	A2	300,000	326,742
San Juan, Unified School Dist. G.O. Bonds, (2016 Election), 3.00%, 8/1/35	Aa2	240,000	216,912

			9,002,506
Colorado (0.6%)
High Plains Co. Metro. Dist. G.O. Bonds, NATL, 5.00%, 12/1/29	A2	100,000	109,904
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 3.50%, 12/1/27	Ba1	100,000	95,055

			204,959
Connecticut (6.1%)
CT State Special Tax, 5.00%, 5/1/34	AA-	100,000	112,600
CT State Hlth. & Edl. Fac. Auth. VRDN, (Yale U.), Ser. V-2, 0.80%, 7/1/36	VMIG 1	2,000,000	2,000,000

			2,112,600
District of Columbia (0.9%)
DC Rev. Bonds, (D.C. Intl. School), 5.00%, 7/1/26	BBB	165,000	170,536
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/31	Aa3	130,000	141,844

			312,380
Florida (3.0%)
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (Nova Southeastern U., Inc.), 5.00%, 4/1/29	A3	100,000	110,045
FL State Muni. Pwr. Agcy. Rev. Bonds, (St. Lucie), Ser. B, 5.00%, 10/1/27	A2	250,000	276,495
Greater Orlando, Aviation Auth. Arpt. Fac. Rev. Bonds, Ser. A, 5.00%, 10/1/25	Aa3	500,000	529,087
Miami-Dade Cnty., Aviation Rev. Bonds, 5.00%, 10/1/29	A1	115,000	119,082

			1,034,709
Georgia (1.3%)
Burke Cnty., Dev. Auth. Poll. Control
Mandatory Put Bonds (8/19/25), (GA Pwr. Co.), 2.875%, 12/1/49	Baa1	250,000	247,951
Mandatory Put Bonds (2/3/25), (Oglethorpe Pwr. Corp.), 1.50%, 1/1/40	Baa1	100,000	95,373
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate), 5.00%, 7/15/30	Baa2	100,000	102,272

			445,596
Illinois (3.1%)
Chicago, G.O. Bonds, Ser. A, 4.00%, 1/1/24	BBB+	75,000	75,762
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. C, 5.00%, 1/1/23	A+	100,000	100,782
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C, 5.00%, 1/1/26	A	50,000	52,210
Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/30	A	100,000	105,467
IL State G.O. Bonds
5.00%, 2/1/26	Baa1	100,000	105,130
Ser. D, 5.00%, 11/1/25	Baa1	125,000	131,022
5.00%, 7/1/23	Baa1	50,000	50,804
4.00%, 1/1/31	Baa1	100,000	100,758
IL State Fin. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/31	A-/F	100,000	103,797
(Riverside Hlth. Syst.), 5.00%, 11/15/22	A+	45,000	45,208
IL State Sales Tax Rev. Bonds, Ser. C, 4.00%, 6/15/30	A-	100,000	102,092
Northern IL U. Rev. Bonds, Ser. B, BAM, 5.00%, 4/1/25	AA	100,000	104,998

			1,078,030
Indiana (1.2%)
IN State. Fin. Auth. Rev. Bonds, (Rose-Hulman Inst. of Tech., Inc.), 5.00%, 6/1/28	A2	100,000	109,861
Rockport, Poll. Control Rev. Bonds, (AEP Generating Co. ), 3.125%, 7/1/25	A-	200,000	198,600
Whiting, Env. Fac. Mandatory Put Bonds (11/1/22), (BP Products North America, Inc.), 5.00%, 11/1/45	A2	100,000	100,346

			408,807
Kentucky (1.2%)
KY Bond Dev. Corp. Edl. Fac. Rev. Bonds, (Transylvania U.), Ser. A, 5.00%, 3/1/28	A-	195,000	213,388
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	200,000	201,753

			415,141
Louisiana (0.6%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, Ser. A, 5.00%, 7/1/48	AA-/F	200,000	208,473

			208,473
Maryland (0.3%)
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 5.00%, 6/1/29	BBB-	100,000	106,650

			106,650
Michigan (2.8%)
Great Lakes, Wtr. Auth. Wtr. Supply Syst. Rev. Bonds, Ser. D, 5.00%, 7/1/28	A+	665,000	721,647
MI State Fin. Auth. Rev. Bonds, (Local Govt. Loan Program-Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/29	BBB-	240,000	246,427

			968,074
Minnesota (6.5%)
Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A, 4.40%, 7/1/25	BB+	25,000	25,180
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke's Hosp. of Duluth Oblig. Group), 5.00%, 6/15/27	BBB-	100,000	104,960
Minneapolis, Hlth. Care Syst. Rev. Bonds
(Fairview Hlth. Svcs.), Ser. A, 5.00%, 11/15/36	A	265,000	282,160
(Allina Hlth. Oblig. Group), 4.00%, 11/15/37	Aa3	250,000	246,661
Minneapolis, Hlth. Care Syst. VRDN (Fairview Hlth. Svcs. Oblig. Group), Ser. B, 1.60%, 11/15/48	VMIG 1	500,000	500,000
Winona, Indpt. School Dist. No. 861 G.O. Bonds, Ser. A, 4.00%, 2/1/30	AAA	1,010,000	1,079,736

			2,238,697
Missouri (0.5%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, 5.00%, 3/1/27	A2	155,000	165,924

			165,924
Nevada (0.6%)
Clark Cnty., School Dist. G.O. Bonds, Ser. A, AGM, 4.00%, 6/15/36	AA	200,000	207,381
Las Vegas, Special Assmt. Bonds, (Dist. No. 607 Local Impt.), 5.00%, 6/1/24	BBB-/P	10,000	10,282

			217,663
New Jersey (1.4%)
NJ State Econ. Dev. Auth. Rev. Bonds
Ser. B, 5.00%, 11/1/26	A3	100,000	107,951
(NJ Transit Corp.), Ser. B, 5.00%, 11/1/24	A3	270,000	281,807
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, 5.00%, 9/15/23	A3	75,000	76,787

			466,545
New York (9.2%)
Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc.), 5.00%, 5/1/28	A	100,000	105,076
Long Island, Pwr. Auth. Elec. Syst. Mandatory Put Bonds (9/1/25), Ser. B, 0.85%, 9/1/50	A2	325,000	295,433
Metro. Trans. Auth. Rev. Bonds, Ser. C-1, 4.00%, 11/15/34	A3	100,000	99,202
NY City, G.O. Bonds, Ser. C-1, 5.00%, 8/1/27	Aa2	250,000	278,541
NY City, Transitional Fin. Auth. Rev. Bonds, (Future Tax Secured Revenue)
5.00%, 11/1/40	AAA	750,000	811,652
Ser. A-6, 5.00%, 8/1/29	AAA	275,000	314,646
Port Auth. of NY & NJ Rev. Bonds
Ser. 197, 5.00%, 11/15/35	Aa3	670,000	700,185
Ser. 193RD, 5.00%, 10/15/35	Aa3	200,000	205,814
Ser. 221, 4.00%, 7/15/38	Aa3	250,000	239,469
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/26	A	100,000	106,851

			3,156,869
Ohio (2.4%)
Carlisle, Local School Dist. G.O. Bonds, (School Impt.), 4.00%, 12/1/31	AA	100,000	103,219
Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC, zero %, 12/1/26	Aa3	165,000	144,923
Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds, (Kendal at Oberlin), 5.00%, 11/15/23 (Escrowed to maturity)	AAA/P	50,000	51,453
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Cleveland Inst. of Music (The)), 5.00%, 12/1/27	BBB-	175,000	182,439
OH State Hosp. Rev. Bonds, (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/31	A2	100,000	105,629
Ohio State Air Qlty. Dev. Auth. Mandatory Put Bonds (6/1/27), (Duke Energy Corp.), Ser. 22B, 4.00%, 9/1/30	Baa2	250,000	254,717

			842,380
Pennsylvania (4.4%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/32	A	200,000	212,603
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	100,000	103,431
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/30 (Prerefunded 7/1/23)	AAA/P	40,000	40,816
Geisinger, Auth. Hlth. Syst. Mandatory Put Bonds (2/15/27), (Geisinger Hlth. Syst.), 5.00%, 4/1/43	AA-	150,000	161,942
Monroeville, Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. B, 5.00%, 2/15/38	A2	200,000	218,050
PA State Tpk. Comm. Rev. Bonds, Ser. A, 5.00%, 12/1/30	A3	285,000	317,320
Philadelphia, Arpt. Rev. Bonds, Ser. C, 5.00%, 7/1/24	A2	250,000	259,743
Pittsburgh, Wtr. & Swr. Auth. Rev. Bonds, Ser. B, AGM, 4.00%, 9/1/34	AA	150,000	156,017
West Shore Area Auth. Rev. Bonds, (Messiah Village Lifeways Oblig. Group), Ser. A, 5.00%, 7/1/25	BBB-/F	50,000	50,905

			1,520,827
Puerto Rico (0.6%)
Cmnwlth. of PR, FRN, zero %, 11/1/51	BB/P	50,929	23,236
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. VV, NATL, 5.25%, 7/1/26	Baa2	140,000	143,080
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. N, AMBAC, 5.50%, 7/1/29	BB/P	25,000	25,590

			191,906
Tennessee (0.8%)
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B, 5.00%, 7/1/33	A2	250,000	270,495

			270,495
Texas (14.1%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, PSFG
4.00%, 12/1/31	AAA	200,000	205,984
4.00%, 12/1/31	AAA	165,000	169,984
Austin, Arpt. Syst. Rev. Bonds, 5.00%, 11/15/32	A1	500,000	553,353
Central TX Regl. Mobility Auth. Rev. Bonds, 5.00%, 1/1/37	A3	200,000	212,577
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools), PSFG, 4.00%, 8/15/30	AAA	250,000	262,539
Dallas, Area Rapid Transit Rev. Bonds, 5.00%, 12/1/33	AA+	100,000	113,010
Dallas, Hotel Occupancy Tax Rev. Bonds, 4.00%, 8/15/34	A	250,000	247,835
Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. B, 4.50%, 11/1/45 (Prerefunded 11/1/22)	A+	200,000	200,672
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	215,000	196,987
Houston, Indpt. School Dist. Mandatory Put Bonds (6/1/25), Ser. A-2, PSFG, 3.50%, 6/1/39	Aaa	250,000	253,897
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10), 5.00%, 9/1/27	BBB-	125,000	130,174
Lower CO River Auth. Transmission Svcs. Contract Rev. Bonds, (LCRA Transmission Svcs. Corp.), 5.00%, 5/15/27	A	610,000	672,599
Nederland, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 8/15/31	Aaa	675,000	773,990
Temple, Tax Increment Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, BAM, 5.00%, 8/1/24	AA	135,000	140,924
TX State Wtr. Dev. Board Rev. Bonds
(Revolving Fund), 5.00%, 8/1/29	AAA	400,000	459,843
(Wtr. Implementation Fund), 3.00%, 10/15/35	AAA	270,000	246,421

			4,840,789
Utah (0.4%)
UT Infrastructure Agcy. Rev. Bonds, Ser. A, 4.00%, 10/15/28	BBB-/F	140,000	137,893

			137,893
Washington (2.2%)
Port of Seattle Rev. Bonds
Ser. B, 5.00%, 8/1/38	AA-	500,000	539,655
5.00%, 4/1/38	AA-	200,000	210,029

			749,684

Total municipal bonds and notes (cost $31,858,796)			$31,418,072

SHORT-TERM INVESTMENTS (8.5%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 2.33%(AFF)	2,935,540	$2,935,540

Total short-term investments (cost $2,935,540)		$2,935,540
TOTAL INVESTMENTS

Total investments (cost $34,794,336)		$34,353,612

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2021 through August 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $34,446,576.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/22
	Short-term investments
	Putnam Short Term Investment Fund*	$1,373,137	$15,789,874	$14,227,471	$4,798	$2,935,540

	Total Short-term investments	$1,373,137	$15,789,874	$14,227,471	$4,798	$2,935,540
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.50%, 2.55% and 3.10%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	23.3%
	Local debt	15.3
	Education	12.2
	Utilities	11.8
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$31,418,072	$—
Short-term investments	—	2,935,540	—

Totals by level	$—	$34,353,612	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com